Capital adequacy (Details Textual)	Dec. 31, 2014
Capital Adequacy [Line Items]
Minimum Capital Adequacy Ratio	8.00%
Primary Capital Adequacy Ratio	4.00%
Capital Adequacy Ratio	15.14%